Stock-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CAD Plan CAD / shares	Dec. 31, 2016 CAD
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	CAD 52,000,000	CAD 42,000,000
NSRs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
Weighted average unit fair value of granted	CAD 3.10
TSARs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options expiration term	7 years
Liabilities from share based payment	CAD 0	0
Intrinsic value of vested	CAD 0	0
Cenovus's Common Share Price | CAD / shares	CAD 11.48
PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	CAD 37,000,000	51,000,000
Intrinsic value of vested	CAD 0	0
Vesting period	3 years
RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	CAD 41,000,000	30,000,000
Intrinsic value of vested	CAD 0	0
Vesting period	3 years
DSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Liabilities from share based payment	CAD 17,000,000	CAD 32,000,000
Number of Deferred Share Unit Plans | Plan	2
DSUs Option One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	0.00%
DSUs Option Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	25.00%
DSUs Option Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of annual bonus award to convert into DSUs	50.00%
Later than one year [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Later than one year [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting	30.00%
Later than two years [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of options exercisable	30.00%
Later than two years [Member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting	30.00%
Later than three years [member] | PSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Percentage of units vesting	40.00%